Other balance sheet accounts - trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	$ 4,203	$ 4,009
Employee related and social debts	14,670	10,379
VAT payable	4,873	3,446
Other taxes	455	524
Other current liabilities	6,361	2,912
Trade and other payables	$ 30,562	$ 21,270